Average Annual Total Returns - ClearBridge Variable Large Cap Value Portfolio	May 01, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Class I
Average Annual Return:
1 Year	5.25%
5 Years	9.91%
10 Years	10.91%